PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Jul. 26, 2023	Dec. 31, 2025	Jul. 10, 2025	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 322,167		₺ 284,111	₺ 154,450
Provision for license fee
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		260,494		235,637
Provision for e-commerce license
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		289,025		235,637
Provision for Competition Authority penalty
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions				4,746	6,852
Amount of administrative fine imposed	₺ 3,985
Early payment discount	25.00%		25.00%
Provision for legal disputes
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		61,673		43,728	₺ 47,484
Provision for labour lawsuits
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 54,106		₺ 26,419